Stock-Based Compensation - Schedule of reduction in stated value of company's common shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded and not released, Beginning balance	1,026,304	1,182,736	1,371,978
Number of shares, Release of restricted stock	(143,316)	(156,432)	(189,242)
Number of shares, Awarded and not released, Ending balance	882,988	1,026,304	1,182,736
Stated value, Awarded and not released, Beginning balance	$ 35	$ 40	$ 45
Stated value, Release of restricted stock	(5)	(5)	(5)
Stated value, Awarded and not released, Ending balance	$ 30	$ 35	$ 40